CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss)		€ (21,177,772)	€ (2,933,058)	€ 699,890
Adjustments to reconcile net income (loss) to net cash generated by (used in) operating activities:
Depreciation and amortization		1,913,000	1,605,000	1,920,000
Share based compensation		6,865,000	2,103,000	1,900,000
US Paycheck Protection Program loan Forgiveness				(187,000)
Change in allowances for doubtful accounts & slow-moving inventories		422,000	124,000	363,000
Change in long-term provisions		159,000	79,000	(350,000)
Net capital loss on disposals of assets		1,000	266,000	142,000
Deferred tax expense (benefit)		42,000	48,000	(563,000)
Operating cash flow before changes in working capital		(11,775,000)	1,292,000	3,925,000
Increase/Decrease in operating assets and liabilities:
Decrease (Increase) in trade accounts and notes and other receivables		(4,910,000)	(1,974,000)	(103,000)
Decrease (Increase) in inventories		(4,212,000)	(4,482,000)	166,000
Decrease (Increase) in other assets		(12,000)	(82,000)	(210,000)
(Decrease) Increase in trade accounts and notes payable		5,281,000	1,143,000	(38,000)
(Decrease) Increase in accrued expenses, other current liabilities		950,000	1,079,000	706,000
Net change in operating assets and liabilities		(2,903,000)	(4,316,000)	520,000
Net cash generated by (used in) operating activities		(14,678,000)	(3,024,000)	4,445,000
Cash flows from investing activities:
Additions to capitalized assets produced by the Company		(2,583,000)	(1,570,000)	(1,161,000)
Acquisitions of property and equipment		(1,179,000)	(613,000)	(393,000)
Acquisitions of intangible assets		(534,000)	(137,000)	(92,000)
Decrease (Increase) of other financial assets		1,000		13,000
Increase in deposits and guarantees		(50,000)	(58,000)	(6,000)
Net cash generated by (used in) investing activities		(4,344,000)	(2,378,000)	(1,638,000)
Cash flow from financing activities:
Proceeds from capital increase	[1]		21,960,000	21,289,000
Proceeds from stock-option exercise		261,000	688,000	442,000
Proceeds from long term borrowings, net of financing costs			286,000	1,058,000
Repayment of long term borrowings		(1,586,000)	(803,000)	(1,401,000)
Repayment of obligations under financing leases		(242,000)	(350,000)	(406,000)
Increase (decrease) in bank overdrafts and short-term borrowings		656,000	(38,000)	(717,000)
Net cash generated by (used in) financing activities		(911,000)	21,741,000	20,266,000
Net effect of exchange rate changes on cash and cash equivalents		268,000	(388,000)	(585,000)
Net increase (decrease) in cash and cash equivalents		(19,665,000)	15,952,000	22,488,000
Cash and cash equivalents at beginning of year		63,136,000	47,183,000	24,696,000
Cash and cash equivalents at end of year		€ 43,471,000	€ 63,136,000	€ 47,183,000

[1]	The net proceeds from capital increase of €21,960 thousand relate to the Company’s successful common stock offering in September 2022 and of €21,289 thousand relate to the Company’s successful common stock offering in April 2021 – refer to Note 17-1.